Land Use Rights - Schedule of Land Use Rights (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Land Use Rights [Line Items]
Cost of land use rights	$ 3,756,061	$ 3,600,311
Less: Accumulated amortization	(1,142,946)	(1,013,683)
Land use rights, net	$ 2,613,115	$ 2,586,628